Guarantee liabilities and risk assurance liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Guarantee Liabilities and Risk Assurance Liabilities [Abstract]
Summary of Movement of Guarantee Liabilities
The movement of guarantee liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of the year	263,465,921	11,697,633	1,835,614
Fair value of guarantee liabilities upon the inception of new loans	9,865,341	5,604,145	879,412
Collections/ (performed guarantee)	(283,899,625)	36,593,107	5,742,257
Change in fair value of guarantee liabilities	22,265,996	(53,009,582)	(8,318,360)

Balance at end of the year	11,697,633	885,303	138,923

Summary of movement of risk assurance liabilities
The movement of risk assurance liabilities are as follows:

	As of December 31,
	2020			2021
	Contingent	Non-contingent	Total	Contingent	Non-contingent	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Balance at the beginning of the year	433,083,558	821,277,841	1,254,361,399	15,766,928	3,934,761	19,701,689	3,091,625
Adjustment due to the adoption of ASC 326	1,093,382,647	—	1,093,382,647	—	—	—	—
Fair value of risk assurance liabilities upon the inception of new loans	—	8,854,513	8,854,513	—	—	—	—
Expected credit loss upon the inception of new loans	8,784,102	—	8,784,102	—	—	—	—
Recognized as guarantee income	—	(826,197,593)	(826,197,593)	—	(3,934,761)	(3,934,761)	(617,450)
Collections/ (Payouts)	(1,400,538,815)	—	(1,400,538,815)	132,825,675	—	132,825,675	20,843,247
Change in fair value of risk assurance liabilities	(118,944,564)	—	(118,944,564)	(148,592,603)	—	(148,592,603)	(23,317,422)

Balance at end of the year	15,766,928	3,934,761	19,701,689	—	—	—	—